Segment Information (Premiums, Universal Life and Investment-Type Policy Fees and Other Revenues by Major Product Groups) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Segment Reporting Information [Line Items]
Total premiums, universal life and investment-type product policy fees and other revenues	$ 26,054	$ 25,658	$ 24,537
Life insurance
Segment Reporting Information [Line Items]
Total premiums, universal life and investment-type product policy fees and other revenues	13,811	13,865	13,482
Accident & health insurance
Segment Reporting Information [Line Items]
Total premiums, universal life and investment-type product policy fees and other revenues	7,475	7,247	6,873
Annuities
Segment Reporting Information [Line Items]
Total premiums, universal life and investment-type product policy fees and other revenues	4,548	4,352	4,007
Non-insurance
Segment Reporting Information [Line Items]
Total premiums, universal life and investment-type product policy fees and other revenues	$ 220	$ 194	$ 175